Fair values - Summary of Disclosure of Borrowings (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement [Line Items]
Borrowings	€ 13,140	€ 7,187
Level 2 | Fair value
Disclosure Of Fair Value Measurement [Line Items]
Borrowings	€ 13,316	€ 7,585